FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value of liabilities
Schedule of fair value derivative liabilities
	June 30, 2023	December 31, 2022
Derivative liability:
Balance at beginning of period	$3,421,000	$809,000
Additions	278,000	641,500
Settlements	(601,000)	(120,000)
Change in fair value	(1,023,000)	2,090,500
Balance at end of year	$2,075,000	$3,421,000

Balance at beginning of period	$809,000	$9,367,159
Additions	641,500	266,000
Settlements	(120,000)	(1,580,000)
Change in fair value	2,090,500	(7,244,159)
Balance at end of year	$3,421,000	$809,000

Schedule of fair value warrant liabilities
Schedule of fair value warrant liabilities
	June 30, 2023	December 31, 2022
Warrant liability:
Balance at beginning of period	$1,599,000	$606,000
Additions	-	-
Change in fair value	(747,000)	(993,000)
Balance at end of year	$852,000	$1,599,000

Warrant liability
	2022	2021
Warrant Liability balance at beginning of period	606,000	560,000
Additions to warrant liability	—	(1,736,000)
Change in fair value	993,000	1,782,000

Balance at end of period	1,599,000	606,000